UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/14

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for this series, as appropriate.

                        DREYFUS PREMIER INVESTMENT FUNDS, INC.

                        - DREYFUS DIVERSIFIED INTERNATIONAL FUND

                        - DREYFUS EMERGING ASIA FUND

                        - DREYFUS GLOBAL REAL ESTATE SECURITIES FUND

                        - DREYFUS GREATER CHINA FUND

                        - DREYFUS INDIA FUND

                        - DREYFUS SATELLITE ALPHA FUND

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Diversified International Fund
July 31, 2014 (Unaudited)

Registered Investment Companies--99.4%	Shares		Value ($)
Foreign Common Stocks
Dreyfus Emerging Markets Fund, Cl.
I	5,144,068	a	55,916,024
Dreyfus International Equity Fund,
Cl. I	4,945,314	a	183,718,411
Dreyfus International Value Fund,
Cl. I	5,891,915	a	75,475,432
Dreyfus/Newton International
Equity Fund, Cl. I	9,429,719	a	193,875,022
International Stock Fund, Cl. I	9,841,516	a	154,118,133
Total Investments (cost $522,837,424)	99.4%		663,103,022
Cash and Receivables (Net)	.6%		3,738,474
Net Assets	100.0%		666,841,496

a Investment in affiliated mutual fund.

At July 31, 2014, net unrealized appreciation on investments was $140,265,598 of which all was related to appreciated investment securities. At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Foreign	99.4

†	Based on net assets.

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds+	663,103,022	-	-	663,103,022

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. These securities are categorized as Level 1 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Asia Fund
July 31, 2014 (Unaudited)

Common Stocks--99.8%	Shares		Value ($)
China--31.3%
China Cinda Asset Management, Cl. H	1,150,000		658,857
China Medical System Holdings	152,500		189,500
China Mobile Games & Entertainment Group, ADR	21,800	a	317,735
China Pacific Insurance Group, Cl. H	100,000		393,375
Chongqing Changan Automobile, Cl. B	180,863		392,826
Cosmo Lady Holdings	385,000	b	173,870
Datang International Power Generation, Cl. H	442,000		219,801
Ping An Insurance Group Company of China, Cl. H	43,500		371,567
Qihoo 360 Technology, ADR	6,200	a	565,130
Shanghai Fosun Pharmaceutical Group, Cl. H	57,500		189,225
Sinotrans, Cl. H	1,172,000		726,379
Tarena International, ADR	20,400		240,822
TCL Communication Technology Holdings	177,000		221,352
Tencent Holdings	39,500		638,641
YY, ADR	6,500	a	502,580
			5,801,660
Hong Kong--10.5%
China Cord Blood	43,809	a	196,264
China Overseas Land & Investment	92,000		279,484
China State Construction International Holdings	218,000		385,535
China WindPower Group	3,200,000	a	258,335
CSPC Pharmaceutical Group	252,000		195,684
Perfect Shape PRC Holdings	1,604,000		372,667
Shimao Property Holdings	116,000		268,048
			1,956,017
India--16.0%
CESE	28,400		302,489
Coal India	33,000		199,777
Crompton Greaves	177,089		564,559
ICICI Bank	12,000		291,116
IRB Infrastructure Developers	86,000		363,100
Larsen & Toubro	15,628		386,475
Marico	79,273		334,596
Power Finance	45,000		198,875
Sadbhav Engineering	98,000		327,964
			2,968,951

Indonesia--4.8%
Adhi Karya	1,155,300		310,008
Bank Tabungan Negara	2,500,000		232,734
Wijaya Karya	1,540,000		352,030
			894,772
Malaysia--2.6%
MY E.G. Services	264,000		237,114
Oldtown	347,875		239,585
			476,699
Philippines--2.8%
D&L Industries	930,000		233,008
Metro Pacific Investments	6,000		688
Security Bank	101,000		277,682
			511,378
South Korea--15.8%
Hyundai Motor	1,600		380,985
KB Financial Group	10,400		406,505
LG Innotek	6,400	a	775,479
Samsung Electronics	250		325,738
Seegene	9,200	a	532,669
SK Hynix	12,000	a	521,327
			2,942,703
Taiwan--10.6%
Catcher Technology	28,000		229,046
Chicony Power Technology	126,220		195,781
Flytech Technology Co.	79,000		359,617
Inotera Memories	132,000	a	223,481
Posiflex Techology	70,275		427,417
Sercomm	231,000		530,691
			1,966,033
Thailand--5.4%
Krung Thai Bank, NVDR	910,000		606,487
LPN Development, NVDR	580,000		397,256
			1,003,743
Total Investments (cost $17,387,037)	99.8%		18,521,956
Cash and Receivables (Net)	.2%		42,437
Net Assets	100.0%		18,564,393

ADR - American Depository Receipts
NVDR - Non-Voting Depository Receipts

a Non-income producing security.
b Security exempt from reistratino pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, this security was valued at $173,870 or .9% of n

At July 31, 2014, net unrealized appreciation on investments was $1,134,919 of which $1,726,639 related to appreciated investment securities and $591,720 related to depreciated investment securities. At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	31.7
Financial	23.6
Industrial	20.8
Consumer Discretionary	8.4
Health Care	7.0
Consumer Staples	3.1
Utilities	2.8
Materials	1.3
Energy	1.1
99.8

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2014 (Unaudited)

		Foreign
Forward Foreign Currency		Currency			Unrealized
Exchange Contracts		Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:
Thai Baht,
Expiring
8/1/2014	a	3,533,495	110,837	110,043	794

Counterparty:

a	Standard Chartered Bank

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted Quoted	Significant		Unobservable
Assets ($)	Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	1,822,531	16,699,425	++	-	18,521,956
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	794		-	794

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Estate Securities Fund
July 31, 2014 (Unaudited)

Common Stocks--98.7%	Shares		Value ($)
Australia--6.7%
Dexus Property Group	3,316,390		3,640,134
Federation Centres	1,998,180		4,743,054
Goodman Group	658,550		3,233,844
Mirvac Group	6,659,900		11,161,482
Scentre Group	4,307,032	a	13,608,569
Stockland	967,920		3,630,115
Westfield	1,233,720		8,513,657
			48,530,855
Canada--2.9%
Allied Properties Real Estate Investment Trust	92,110		2,953,332
Boardwalk Real Estate Investment Trust	61,960		3,687,994
Calloway Real Estate Investment Trust	141,450		3,405,386
Chartwell Retirement Residences	6,040	b	59,827
Chartwell Retirement Residences	248,590		2,462,303
Dream Office Real Estate Investment Trust	310,570		8,265,916
			20,834,758
Finland--.4%
Citycon	196,690		721,705
Sponda	358,570		1,841,964
			2,563,669
France--4.3%
ICADE	48,050		4,634,576
Klepierre	60,140		2,841,484
Mercialys	123,180		2,923,318
Unibail-Rodamco	78,850		21,101,712
			31,501,090
Germany--2.2%
alstria office REIT	428,570	a	5,671,278
Deutsche Wohnen-BR	319,120		6,928,578
LEG Immobilien	46,950	a	3,286,745
			15,886,601
Hong Kong--6.8%

Henderson Land Development	259,900		1,656,054
Hongkong Land Holdings	930,951		6,358,680
Kerry Properties	912,500		3,345,033
Link REIT	969,844		5,495,073
New World Development	4,821,155		6,093,404
Sun Hung Kai Properties	1,048,000		15,876,362
Wharf Holdings	1,361,200		10,881,876
			49,706,482
Japan--12.9%
GLP J-REIT	1,741		1,939,129
Hulic Reit	269		459,126
Japan Excellent	2,512		3,355,852
Japan Logistics Fund	1,067		2,449,744
Kenedix Office Investment	1,152		6,285,057
Mitsubishi Estate	450,000		11,034,298
Mitsui Fudosan	829,000		27,407,962
Mori Hills REIT Investment	4,301		6,311,273
Nippon Building Fund	1,872		10,524,900
Nippon Prologis REIT	1,100		2,568,474
ORIX JREIT	1,315		1,800,920
Sumitomo Realty & Development	406,000		16,800,500
Tokyo Tatemono	378,000		3,235,247
			94,172,482
Luxembourg--.9%
GAGFAH	393,410	a	6,893,454
Netherlands--.9%
Corio	79,870		4,238,327
Eurocommercial Properties	46,320		2,308,244
			6,546,571
Norway--.3%
Norwegian Property	1,694,810	a	2,462,772
Singapore--4.0%
Ascendas Real Estate Investment Trust	2,185,000		4,076,329
CapitaCommercial Trust	1,081,000		1,442,410
CapitaLand	2,028,000		5,585,855
Fortune Real Estate Investment Trust	4,930,000		4,670,207
Global Logistic Properties	4,018,000		8,933,256
Keppel REIT Management	2,334,000		2,377,441
Mapletree Greater China Commercial Trust	2,923,000		2,148,235

			29,233,733
Spain--.2%
Hispania Activos Inmobiliarios	60,670		819,029
Lar Espana Real Estate Socimi	64,120		800,575
			1,619,604
Sweden--.8%
Wihlborgs Fastigheter	305,770		5,693,318
Switzerland--.1%
Mobimo Holding	3,904	a	793,469
United Kingdom--6.8%
Capital & Counties Properties	1,404,570		7,579,002
Hammerson	1,085,910		10,982,509
Land Securities Group	647,768		11,355,722
Londonmetric Property	2,412,240		5,734,575
Safestore Holdings	728,378		2,531,190
UNITE Group	1,134,355		7,755,840
Tritax Big Box REIT	2,056,190		3,618,561
			49,557,399
United States--48.5%
Alexandria Real Estate Equities	68,520		5,385,672
American Campus Communities	115,540		4,496,817
American Realty Capital Properties	292,350		3,832,708
AvalonBay Communities	45,360		6,716,909
Aviv REIT	91,128		2,592,592
Boston Properties	146,620		17,513,759
Brandywine Realty Trust	392,170		6,098,243
Camden Property Trust	51,920		3,756,931
CyrusOne	60,064		1,492,590
DDR	331,140		5,808,196
Digital Realty Trust	83,410		5,370,770
Duke Realty	391,890		7,050,101
Empire State Realty Trust, Cl. A	63,340		1,028,642
Equity Residential	124,922		8,076,207
Essex Property Trust	83,491		15,827,389
Federal Realty Investment Trust	33,270		4,062,267
First Industrial Realty Trust	56,610		1,021,810
General Growth Properties	488,850		11,424,424
Health Care REIT	173,680		11,051,258
Highwoods Properties	170,240		7,161,997

Host Hotels & Resorts	495,310		10,768,039
Hudson Pacific Properties	249,560		6,388,736
Kilroy Realty	99,610		6,159,882
Kimco Realty	415,200		9,292,176
Liberty Property Trust	229,580		8,074,329
Macerich	87,550		5,691,626
Mid-America Apartment Communities	89,440		6,253,645
National Retail Properties	78,860		2,805,050
Omega Healthcare Investors	50,650		1,850,751
Prologis	389,240		15,884,884
PS Business Parks	51,557		4,253,453
Public Storage	53,630		9,203,444
Regency Centers	156,630		8,514,407
Retail Properties of America, Cl. A	220,030		3,311,452
Rexford Industrial Realty	57,806		799,457
Sabra Health Care REIT	93,840		2,599,368
Simon Property Group	289,350		48,665,777
SL Green Realty	76,620		8,259,636
Sovran Self Storage	65,250		5,005,980
Spirit Realty Capital	442,130		5,115,444
Starwood Hotels & Resorts Worldwide	55,430		4,259,241
Strategic Hotels & Resorts	414,680	a	4,731,499
Sunstone Hotel Investors	617,240		8,758,636
Tanger Factory Outlet Centers	134,770		4,669,781
UDR	440,480		12,809,158
Ventas	193,530		12,289,155
Vornado Realty Trust	68,160		7,226,323
			353,410,611
Total Common Stocks
(cost $616,374,359)			719,406,868
	Number of
Rights--.0%	Rights		Value ($)
United Kingdom
Tritax Big Box REIT
(cost $24,624)	913,862	[a]	19,286
	Number of
Warrants--.0%	Warrants		Value ($)
Hong Kong
Sun Hung Kai Properties (4/22/16)

(cost $139,323)	65,666 [a]	165,054

Other Investment--.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,189,000)	3,189,000 [c]	3,189,000
Total Investments (cost $619,727,306)	99.1%	722,780,208
Cash and Receivables (Net)	.9%	6,465,034
Net Assets	100.0%	729,245,242

BR--Bearer Certificate
REIT--Real Estate Investment Trust

a	Non-income producing security.
b	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, this security was valued at $59,827 or 0.01% of net assets.
c	Investment in affiliated money market mutual fund.

At July 31, 2014, net unrealized appreciation on investments was $103,052,902 of which $106,739,745 related to appreciated inv and $3,686,843 related to depreciated investment securities. At July 31, 2014, the cost of investments for federal income tax pur substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Diversified	20.0
Office	19.1
Multifamily	9.8
Regional Malls	9.7
Retail	9.3
Industrial	5.5
Shopping Centers	5.4
Real Estate Services	4.6
Health Care	4.5
Hotel	3.9
Self Storage	2.3
Specialty	1.7
Net Lease	1.6
Residential	1.0
Money Market Investment	.4

Office & Industrial	.3
99.1

†	Based on net assets.

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

				Level 3 -
		Level 2 - Other		Significant
	Level 1 - Unadjusted	Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	353,410,611	-		-	353,410,611
Equity Securities - Foreign Common Stocks+		365,996,257	++	-	365,996,257
Mutual Funds	3,189,000	-		-	3,189,000
Rights+	19,286				19,286
Warrants+	165,054				165,054

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Greater China Fund
July 31, 2014 (Unaudited)

Common Stocks--99.7%	Shares		Value ($)
Automobiles & Components--5.2%
Chongqing Changan Automobile, Cl.
B	6,873,921		14,929,829
Capital Goods--17.0%
AviChina Industry & Technology,
Cl. H	11,184,000		6,486,483
Chicony Power Technology	2,008,995		3,116,176
China CNR, Cl. H	10,534,000	a,b	8,714,703
China State Construction
International Holdings	9,100,000		16,093,450
China WindPower Group	85,490,000	a	6,901,571
Hutchison Whampoa	220,000		2,996,541
L.K. Technology Holdings	41,090,000	a	4,082,464
			48,391,388
Consumer Durables & Apparel--1.5%
Cosmo Lady Holdings	9,507,000	b	4,293,456
Consumer Services--1.7%
Perfect Shape PRC Holdings	4,900,000		1,138,445
Tarena International, ADR	310,600		3,665,080
			4,803,525
Diversified Financials--9.0%
China Cinda Asset Management, Cl.
H	28,500,000		16,328,199
China Galaxy Securities,
Cl. H	12,515,000		9,408,935
			25,737,134
Energy--6.1%
China Petroleum & Chemical, Cl. H	9,500,000		9,400,064
NewOcean Energy Holdings	11,720,000		8,019,690
			17,419,754
Health Care Equipment & Services--.4%
iKang Healthcare Group, ADR	54,855		1,029,080
Insurance--8.3%
China Pacific Insurance Group, Cl.
H	3,000,000		11,801,246
Ping An Insurance Group Company of
China, Cl. H	1,402,000		11,975,551
			23,776,797
Pharmaceuticals, Biotech & Life Sciences--11.3%
China Medical System Holdings	7,336,000		9,115,896

CSPC Pharmaceutical Group	10,508,000		8,159,694
Shanghai Fosun Pharmaceutical
Group, Cl. H	2,207,500		7,264,593
Sihuan Pharmaceutical Holdings
Group	12,314,000		7,578,695
			32,118,878
Real Estate--2.9%
China Overseas Land & Investment	1,432,000		4,350,235
Shimao Property Holdings	1,739,500		4,019,563
			8,369,798
Software & Services--16.9%
Baidu, ADR	11,500	a	2,484,575
China Mobile Games & Entertainment
Group, ADR	303,447	a	4,418,188
Qihoo 360 Technology, ADR	116,754	a	10,642,127
Tencent Holdings	1,185,000		19,159,246
YY, ADR	149,000	a	11,520,680
			48,224,816
Technology Hardware & Equipment--11.9%
Catcher Technology	661,000		5,407,112
Flytech Technology	1,324,000		6,026,995
Posiflex Techology	908,520		5,525,678
Sercomm	3,218,000		7,392,910
TCL Communication Technology
Holdings	7,583,000		9,483,137
			33,835,832
Transportation--5.4%
Sinotrans, Cl. H	24,576,000		15,231,656
Utilities--2.1%
Datang International Power
Generation, Cl. H	5,986,000		2,976,765
Guangdong Investment	2,708,000		3,045,717
			6,022,482
Total Investments (cost $237,317,039)	99.7%		284,184,425
Cash and Receivables (Net)	.3%		878,663
Net Assets	100.0%		285,063,088

ADR - American Depository Receipts

a	Non-income producing security.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities valued at $13,008,159 or 4.6% of net assets.

At July 31, 2014, net unrealized appreciation on investments was $46,867,386 of which $56,367,315 related to appreciat $9,499,929 related to depreciated investment securities. At July 31, 2014, the cost of investments for federal income tax the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	17.0
Software & Services	16.9
Technology Hardware & Equipment	11.9
Pharmaceuticals, Biotech & Life Sciences	11.3
Diversified Financials	9.0
Insurance	8.3
Energy	6.1
Transportation	5.4
Automobiles & Components	5.2
Real Estate	2.9
Utilities	2.1
Consumer Services	1.7
Consumer Durables & Apparel	1.5
Health Care Equipment & Services	.4
99.7

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2014 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Hong Kong Dollar,
Expiring
8/1/2014	81,333,000	10,495,935	10,494,513	(1,422)

Counterparty:

a	Standard Chartered Bank

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

				Level 3 -
		Level 2 - Other		Significant
	Level 1 - Unadjusted	Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	33,759,730	250,424,695	++	-	284,184,425
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(1,422)		-	(1,422)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus India Fund
July 31, 2014 (Unaudited)

Common Stocks--113.4%	Shares		Value ($)
Automobiles & Components--3.3%
Maruti Suzuki India	3,000		125,003
Banks--18.4%
Andhra Bank	112,000		152,049
Axis Bank	35,000		225,821
Bank of Baroda	11,300		161,904
ICICI Bank	6,600		160,114
			699,888
Capital Goods--21.8%
Crompton Greaves	71,744		228,719
IRB Infrastructure Developers	57,000		240,660
Larsen & Toubro	8,500	a	210,202
Sadbhav Engineering	45,000		150,596
			830,177
Consumer Durables & Apparel--9.8%
TTK Prestige	3,400		218,499
Whirlpool of India	27,300	a	153,348
			371,847
Diversified Financials--2.8%
Rural Electrification	20,900		105,060
Energy--11.8%
Bharat Petroleum	11,500		110,269
Coal India	35,000		211,885
Oil & Natural Gas	19,200		125,365
			447,519
Household & Personal Products--4.3%
Marico	39,264		165,726
Materials--6.6%
JK Lakshmi Cement	12,884		52,211
UPL	37,000		200,883
			253,094

Pharmaceuticals, Biotech & Life Sciences--6.9%
Dr. Reddy's Laboratories	4,000	185,436
Lupin	4,000	77,814
		263,250
Software & Services--12.1%
HCL Technologies	6,500	166,526
Info Edge (India)	13,300	149,489
Tata Consultancy Services	3,400	144,634
		460,649
Transportation--9.7%
Adani Ports and Special Economic
Zone	38,000	163,568
Blue Dart Express	1,450	92,778
Gateway Distriparks	29,215	112,835
		369,181
Utilities--5.9%
CESE	21,000	223,671
Total Investments (cost $3,973,274)	113.4%	4,315,065
Liabilities, Less Cash and Receivables	(13.4%)	(509,806)
Net Assets	100.0%	3,805,259

a Non-income producing security.

At July 31, 2014, net unrealized appreciation on investments was $341,791 of which $429,421 related to appreciated securities and $87,630 related to depreciated investment securities. At July 31, 2014, the cost of investments for fede purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	21.8
Banks	18.4
Software & Services	12.1
Energy	11.8
Consumer Durables & Apparel	9.8
Transportation	9.7
Pharmaceuticals, Biotech & Life Sciences	6.9
Materials	6.6

Utilities	5.9
Household & Personal Products	4.3
Automobiles & Components	3.3
Diversified Financials	2.8
113.4

†	Based on net assets.

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted Quoted	Significant		Unobservable
Assets ($)	Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	-	4,315,065	++	-	4,315,065

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Satellite Alpha Fund
July 31, 2014 (Unaudited)

Registered Investment Companies--101.8%	Shares		Value ($)
Bonds and Notes--42.0%
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	5,226	a	74,996
Dreyfus Global Absolute Return
Fund, Cl. I	6,630	a,b	75,515
Dreyfus Inflation Adjusted
Securities Fund, Cl. I	5,810	a	74,891
Dreyfus International Bond Fund,
Cl. I	5,797	a	99,482
			324,884
Domestic Common Stocks--22.0%
Dreyfus Natural Resources Fund,
Cl. I	4,983	a,b	170,181
Foreign Common Stocks--37.8%
Dreyfus Emerging Markets Fund, Cl.
I	18,302	a	198,939
Dreyfus Global Real Estate
Securities Fund, Cl. I	10,409	a	94,098
			293,037

Total Investments (cost $703,513)	101.8%		788,102
Liabilities, Less Cash and Receivables	(1.8%)		(13,917)
Net Assets	100.0%		774,185

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At July 31, 2014, net unrealized appreciation on investments was $84,589 of which all was related to appreciated investment securities. At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Foreign	70.1
Mutual Funds: Domestic	31.7
101.8

†	Based on net assets.

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds+	788,102	-	-	788,102

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. These securities are categorized as Level 1 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 22, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	September 22, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)